SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
SHARE CAPITAL
(a)	Authorized

The authorized share capital consists of an unlimited number of common shares without par value (the “Shares”). There are no authorized preferred shares.

On June 7, 2016, the Company completed a consolidation of its issued and outstanding common shares on the basis of 100 old Shares, options and warrants to one (1) new Share, option and warrant (the “Share Consolidation”).

On August 8, 2018, the Company completed a common share split on the basis of ten (10) new Shares, options and warrants for every one (1) old Share, option and warrant outstanding (the “Split”).  All information with respect to the number of Shares and issuance prices for the time periods prior to the Split was restated to reflect the Share Consolidation and the Split.

(b)	Equity issuances

During the year ended December 31, 2018

Private Placements

On August 14, 2018, the Company closed its non-brokered private placement for gross proceeds of $1,137,197 through the issuance of 4,061,417 units of Prophecy. Each unit is comprised of one Share and one Share purchase warrant. Each warrant entitles the holder to purchase one additional Share of the Company at an exercise price of $0.40 for a period of three years from the closing of the first tranche of the placement.

Short Form Prospectus Offering

On November 22, 2018, the Company closed its bought deal financing for gross proceeds of $5,520,000. The Company entered into an agreement with BMO Nesbitt Burns Inc. (“BMO”), under which BMO agreed to buy on a bought deal basis 12,000,000 Shares, at a price of $0.46 per share. The shares were offered by way of a short form prospectus in each of the provinces and territories of Canada, except Québec. The Company incurred $560,576 in cash Share issuance costs.

Exercise of Stock Options and Warrants

During the year ended December 31, 2018, the Company issued 87,500 and 3,445,420 Shares on the exercise of stock options and warrants respectively for total proceeds of $1,362,317.

Share Bonus to Personnel

On October 10, 2018, the Company issued 1,000,000 Shares with a fair value of $0.35 per Share as a bonus to its new CEO included in Salaries and benefits.

During the year ended December 31, 2017

Private Placements

On April 12, 2017, the Company closed a non-brokered private placement involving the issuance of 1,032,500 units (at a price of $0.40 per unit) for gross proceeds of $413,000. Each unit consists of one Share and one Share purchase warrant. Each Share purchase warrant entitles the holder to acquire an additional Share at a price of $0.50 per Share for a period of five years from the date of issuance. The Company paid in cash, finder’s fees totaling $1,280.

On September 20, 2017, the Company closed the first tranche of a non-brokered private placement involving the issuance of 6,679,680 units and 6,290,000 special warrants (the “Special Warrants”) at a price of $0.35 per each unit and Special Warrant and raised gross proceeds of $4,539,390.  Each unit consisted of one Share and one half of one Share purchase warrant. Each first tranche warrant entitles the holder to purchase one additional Share at an exercise price of $0.40 for a period of three years from the date of closing of the first tranche of the placement. Each Special Warrant was exercisable for one unit at no additional cost to the holder. In connection with the first tranche of the placement, the Company paid finder’s fees of $30,606 and issued 870,130 finder’s Special Warrants, which were exercisable on identical terms as those Special Warrants issued to subscribers through the first tranche of the placement.

On October 16, 2017, the Company closed the second and final tranche of the placement involving the issuance of 1,165,780 units and 4,143,710 Special Warrants at a price of $0.35 per each unit and Special Warrant and raised gross proceeds of $1,858,325. Each unit consists of one Share and one half of one warrant. Each second tranche warrant entitles the holder to purchase one additional Share of the Company at an exercise price of $0.40 for a period of three years from the date of closing of the second tranche of the placement. In connection with the second tranche of the placement, the Company paid finder’s fees of $56,020 and issued 93,270 finder’s Special Warrants, which were exercisable on identical terms as those Special Warrants issued to subscribers through the second tranche of the placement.

The total subscription proceeds of $3,651,800, which were raised from the sale of the Special Warrants under the placement, were held in an escrow account with the Company’s Transfer Agent pending shareholder approval for the issuance of the Units underlying the Special Warrants.  TSX and shareholder approval for the issuance of the Units underlying the Special Warrants was obtained on December 15, 2017.  On December 18, 2017, the Company issued 11,397,110 units underlying an equivalent number of Special Warrants previously issued under the placement.  On December 18, 2017, the Special Warrants subscription proceeds, previously held in escrow, were released to the Company.

The finder’s Special Warrants have been valued at $0.35 each based upon the concurrent financing price of the placement to which they relate. The Company has recorded the fair value of the finder’s warrants as share issuance costs.

Debt Settlements

On January 12, 2017, the Company issued 3,000,000 Shares with a value of $1,599,000 to Mr. Lee pursuant a Debt Settlement Agreement with Linx to settle $900,000 of the outstanding balance owing by the Company to Linx under the Credit Facility. The Company recorded a loss of $699,000 to account for the difference in the fair value of the Company’s shares on the settlement date and the debt settled.

On June 13, 2017, the Company issued 596,590 units (“Debt Settlement Units1”) with a value of $267,869, to certain of its directors and officers to settle various debts owing to them totalling $238,636 pursuant to the terms of debt settlement agreements entered with those directors and officers. Each Debt Settlement Unit1 is comprised of one Share and one Share purchase warrant of the Company entitling the holder thereof to purchase, upon exercise of a warrant, one additional Share at a price of $0.50 per Share for a period of five years from the date of issuance of the Debt Settlement Units1. The Company recorded a loss of $29,233 to account for the difference in the fair value of the Company’s shares on the settlement date and the debt settled.

On December 18, 2017, the Company issued 422,540 units (“Debt Settlement Units2”) with a value of $172,400, to certain of its directors and officers to settle various debts owing to them totalling $147,891 pursuant to the terms of debt settlement agreements entered with those directors and officers. Each Debt Settlement Unit2 is comprised of one Share and one Share purchase warrant of the Company entitling the holder thereof to purchase, upon exercise of a warrant, one additional Share at a price of $0.40 per Share for a period of three years from the date of issuance of the Debt Settlement Units2. The Company recorded a loss of $24,509 to account for the difference in the fair value of the Company’s shares on the settlement date and the implied value from the debt settled.

Shares Issued for Mineral Properties

On February 10, 2017, the Company acquired the remaining 20% title interest of Randsburg (Note 13) in the patented claims that comprise the Titan project by issuing to Randsburg 200,000 Shares at a value of $0.48 per Share.

Share Bonus to Personnel

On January 12, 2017, the Company issued 390,000 Shares with a fair value of $0.49 per Share as a bonus to its directors, officers and consultants.

Share Compensation for Services

On December 18, 2017, the Company issued 984,200 units with a fair value of $0.35 per unit, to Skanderbeg Capital Advisors Inc. (“Skanderbeg (the “Skanderbeg Units”). The Company entered into a consulting agreement with Skanderbeg to explore and evaluate strategic alternatives to maximize value for Prophecy’s non-core assets. Each Skanderbeg Unit consists of one Share and one half of one Share purchase warrant. Each warrant entitles the holder to acquire an additional Share at a price of $0.40 per Share for a period of three years from the date of issuance.

Exercise of Stock Options and Warrants

During the year ended December 31, 2017, the Company issued 126,870 and 150,000 Shares on the exercise of stock options and warrants respectively for total proceeds of $110,685.

During the year ended December 31, 2016

Private Placements

On January 25, 2016, the Company closed a non-brokered private placement involving the issuance of 800,000 units at a price of $0.25 per unit. Each unit consists of one Share and one Share purchase warrant. Each Share purchase warrant entitles the holder to acquire an additional Share at a price of $0.40 per Share for a period of five years from the date of issuance. The Company paid in cash, finder’s fees totaling $14,000 and issued 56,000 finder’s Share purchase warrants which are exercisable at a price of $0.40 for a period of two years from the closing of the placement. The finder’s warrants have been valued at $10,183 based upon the Black-Scholes option pricing model with the following assumptions: (1) a risk-free interest rate of 0.46%; (2) warrant expected life of two years; (3) expected volatility of 134% and (4) dividend yield of nil. The Company has recorded the fair value of the finder’s warrants as share issuance costs.

On August 29, 2016, the Company closed a non-brokered private placement involving the issuance of 2,027,350 units at a price of $0.38 per unit. Each unit consists of one Share and one-half Share purchase warrant. Each Share purchase warrant entitles the holder to acquire an additional Share at a price of $0.44 per Share for a period of five years from the date of issuance.  The Company paid in cash, total finder’s fees of $3,464 in connection with the placement. The warrants will be subject to the following acceleration conditions:

(i)	in the event that the closing price of the Shares trading on the TSX exceeds $0.88 per Share; or

(ii)	the closing spot price of silver as quoted by KITCO Metals Inc. exceeds USD$28.00 per ounce, in either instance, for a period of over 28 consecutive calendar days, at Prophecy’s election, the exercise period may be reduced in which case, Warrant holders will only be entitled to exercise their Warrants for a period of 30 days from the date the Company either disseminates a press release or sends written notice to the Warrant holders advising them of the reduced and accelerated exercise period after which, the Warrants will expire.

18.	SHARE CAPITAL

Debt Settlements

On June 6, 2016, the Company issued 7,500,000 units at a value of $0.20 to Mr. John Lee, in satisfaction of $1,500,000 of indebtedness owed by the Company to Linx under the Credit Facility (Note 15). Each unit consists of one Share and one Share purchase warrant. Each Share purchase warrant entitles the holder to acquire an additional Share at a price of $0.40 per Share for a period of five years from the date of issuance.

During the year ended December 31, 2016, the Company entered into settlement and release agreements with certain of its directors, officers, employees and consultants to settle various debts owing to them. Pursuant to the terms of those settlement and release agreements, the Company issued in summary 3,474,430 Shares to those directors, officers, employees and consultants as follows:

Settlement Date	Number of Shares	Value

January 13, 2016	613,850	$0.30
January 25, 2016	132,064	$0.25
February 29, 2016	736,453	$0.20
March 4, 2016	30,000	$0.20
April 18, 2016	265,110	$0.15
June 2, 2016	1,228,210	$0.20
November 16, 2016	468,750	$0.32
	3,474,437

(c)	Share-based compensation plan

The Company has a 20% fixed equity-based compensation plan in place (the “Amended 2016 Plan”) dated June 13, 2017, under which the Company may grant stock options, bonus shares or stock appreciation rights to acquire the equivalent of a maximum of 10,778,490 of the Company’s Shares. The 2016 Plan was approved the Company’s shareholders at the June 2, 2016 annual general meeting. All stock options and other share-based awards granted by the Company, or to be granted by the Company, since the implementation of the Amended 2016 Plan will be issued under, and governed by, the terms and conditions of the Amended 2016 Plan. The stock option vesting terms are determined by the Board of Directors on grant with a maximum allowable stock option life of 10 years.

During the year ended December 31, 2018, the Company granted 4,040,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $0.22 to $0.65 per Share and expiry dates ranging from February 20, 2023 to November 14, 2023 and vest at 12.5% per quarter for the first two years following the date of grant.

During the year ended December 31, 2017, the Company granted 4,080,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at an exercise prices ranging from $0.33 to $0.49 per Share and expiry dates ranging from January 12, 2022 to November 6, 2022 and vest at 12.5% per quarter for the first two years following the date of grant.

During the year ended December 31, 2016, the Company granted 1,600,000 incentive stock options to its directors, officers, employees and consultants. The options are exercisable at a price of $0.20 per Share for a term of five years expiring on June 2, 2021 and vest at 12.5% per quarter for the first two years following the date of grant.

The following is a summary of the changes in Prophecy’s stock options from December 31, 2015 to December 31, 2018:

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2015	3,437,420	$1.00
Granted	1,600,000	$0.20
Expired	(10,000)	$2.80
Cancelled	(379,280)	$2.19
Forfeited	(40,000)	$0.61
Outstanding, December 31, 2016	4,608,140	$0.64
Granted	4,080,000	$0.38
Expired	(312,930)	$2.08
Exercised	(126,870)	$0.40
Outstanding, December 31, 2017	8,248,340	$0.46
Granted	4,040,000	$0.31
Expired	(349,720)	$1.21
Cancelled	(1,815,120)	$0.45
Forfeited	(445,000)	$1.04
Exercised	(87,500)	$0.28
Outstanding, December 31, 2018	9,591,000	$0.34

As of December 31, 2018, the following Prophecy share purchase options were outstanding:

		Options Outstanding		Exercisable	Unvested
Exercise	Expiry	December 31,		December 31,	December 31,
Price	Date	2018	2017	2018	2018
$0.65	14-Nov-23	200,000	—	—	200,000
$0.33	17-Oct-23	940,000	—	—	940,000
$0.26	10-Oct-23	550,000	—	—	550,000
$0.22	23-Jul-23	400,000	—	50,000	350,000
$0.31	1-May-23	200,000	—	50,000	150,000
$0.28	6-Apr-23	1,225,000	—	306,250	918,750
$0.31	20-Feb-23	200,000	—	75,000	125,000
$0.48	6-Nov-22	—	50,000	—	—
$0.35	1-Sep-22	1,250,000	1,670,000	781,250	468,750
$0.33	12-Jun-22	1,225,000	1,450,000	918,750	306,250
$0.49	12-Jan-22	820,000	910,000	717,500	102,500
$0.2	2-Jun-21	1,420,000	1,557,500	1,420,000	—
$0.5	22-Jun-20	311,000	328,000	311,000	—
$0.5	7-Apr-20	535,000	820,620	535,000	—
$0.65	1-May-19	315,000	547,500	315,000	—
$1	3-Feb-19	—	50,000	—	—
$1.05	27-Jan-19	—	515,000	—	—
$1.2	16-Aug-18	—	324,720	—	—
$1.3	22-Jul-18	—	25,000	—	—
		9,591,000	8,248,340	5,479,750	4,111,250

Share-based payment expenses resulting from stock options are amortized over the corresponding vesting periods. During the year ended December 31, 2018, 2017 and 2016, the share-based payment expenses were calculated using the following weighted average assumptions:

	Year ended December 31,
	2018	2017	2016
Risk-free interest rate	1.77%	1.25%	1.20%
Expected life of options in years	4.4	4.4	4.9
Expected volatility	135.71%	133.55%	131.45%
Expected dividend yield	Nil	Nil	Nil
Expected forfeiture rate	12%	12%	12%
Weighted average fair value of options granted during the year	$0.32	$0.32	$0.23

The expected volatility used in the Black-Scholes option pricing model is based on the historical volatility of the Company’s shares. The expected forfeiture rate is based on the historical forfeitures of options issued.

Share-based payments charged to operations and assets were allocated between deferred mineral properties, and general and administrative expenses. Share-based payments are allocated between being either capitalized to deferred exploration costs where related to mineral properties or expensed as general and administrative expenses where otherwise related to the general operations of the Company.

For the year ended December 31, 2018, 2017, and 2016, share-based payments were recorded as follows:

	Year Ended December 31,
	2018	2017	2016
Consolidated Statement of Operations
Share based payments	553,430	599,117	197,889
	$553,430	$599,117	$197,889
Consolidated Statement of Financial Position
Chandgana Tal and power plant application	-	69,515	21,429
Gibellini exploration	87,186	-	-
Pulacayo exploration	117,871	158,464	46,934
	205,057	227,979	68,363
Total share-based payments	$758,487	$827,096	$266,252

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(d)	Share purchase warrants

The following is a summary of the changes in Prophecy’s share purchase warrants from December 31, 2015 to December 31, 2018:

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2015	4,365,040	$0.60
Issued	9,369,670	$0.40
Expired	(254,110)	$1.00
Outstanding, December 31, 2016	13,480,600	$0.47
Issued	12,453,680	$0.41
Exercised	(150,000)	$0.40
Expired	(26,250)	$0.70
Outstanding, December 31, 2017	25,758,030	$0.44
Issued	5,061,417	$0.40
Exercised	(3,445,420)	$0.39
Expired	(56,000)	$0.40
Outstanding, December 31, 2018	27,318,027	$0.44

On February 15, 2018, the Company issued 500,000 Share purchase warrants as a part of consideration for mining claims acquisition (Note 13). The fair value of $89,944 of the issued warrants determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 1.9%; (2) warrant expected life of three years; (3) expected volatility of 116%, and (4) dividend yield of nil.

On April 23, 2018, the Company issued 500,000 Share purchase warrants as a part of consideration for services related to the Gibellini Project. The fair value of $92,000 of the issued warrants determined using the Black-Scholes option pricing model using the following assumptions: (1) a risk-free interest rate of 2%; (2) warrant expected life of three years; (3) expected volatility of 97.4%, and (4) dividend yield of nil.

As of December 31, 2018, the following Prophecy share purchase warrants were outstanding:

Exercise Price	Expiry Date	Number of Warrants
		At December 31, 2018	At December 31, 2017
$0.5	13-Jun-22	596,590	596,590
$0.5	12-Apr-22	1,032,500	1,032,500
$0.4	13-Jan-22	499,990	499,990
$0.44	29-Aug-21	1,013,670	1,013,670
$0.4	13-Aug-21	198,237	-
$0.4	6-Jul-21	3,863,180	-
$0.4	2-Jun-21	7,500,000	7,500,000
$0.3	23-Apr-21	100,000	-
$0.5	15-Feb-21	500,000	-
$0.4	25-Jan-21	650,000	650,000
$0.4	18-Dec-20	211,250	703,350
$0.7	13-Nov-20	625,000	625,000
$0.4	16-Oct-20	2,533,020	2,701,360
$0.7	30-Sep-20	1,112,000	1,112,000
$0.4	20-Sep-20	4,534,920	6,919,900
$0.6	24-Jun-20	1,147,670	1,147,680
$0.5	22-May-20	1,200,000	1,200,000
$0.4	January 25,2018	-	56,000
		27,318,027	25,758,030